                                              ---------------------------------
                                              |         OMB APPROVAL          |
                                              ---------------------------------
 THIS FILING LISTS SECURITIES HOLDINGS        |OMB Number:     3235-0006      |
  REPORTED ON THE FORM 13F FILED ON           |Expires: December 31, 2009     |
  2/14/11 PURSUANT TO A REQUEST FOR           |Estimated average burden       |
CONFIDENTIAL TREATMENT AND FOR WHICH          |hours per form . . . . .  22.6 |
 CONFIDENTIAL TREATMENT IS NO LONGER          ---------------------------------
             REQUESTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 12/31/2010
                                                          ------------
            Check here if Amendment[X]: Amendment Number: 1
                                                          ------------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
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Address:  191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
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Form 13F File Number 28-     11638
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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meghan O'Callaghan
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Title:    Associate
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Phone:    312-265-9600
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Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
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(Signature)
Chicago, Illinois
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(City, State)
5/17/2011
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(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
NONE
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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                           2
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Form 13F Information Table Entry Total:
                           4
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Form 13F Information Table Value Total:
                   $   6,867 (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number      Name
1             28-11635                  DANIEL J. DONOGHUE
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2             28-11637                  DISCOVERY GROUP I, LLC
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                                                       13F INFORMATION TABLE
                                                            12/31/2010


             COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                 Voting Authority

             NAME OF          TITLE OF                  VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
             ISSUER            CLASS        CUSIP     (X $1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
GUIDANCE SOFTWARE INC          COM        401692108    2,464     342,668  SH         SHARED-OTHER    1, 2          342,668
IRIS INTL INC                  COM        46270W105    1,054     103,048  SH         SHARED-OTHER    1, 2          103,048
LEMAITRE VASCULAR INC          COM        525558201    2,678     395,637  SH         SHARED-OTHER    1, 2          395,637
TOLLGRADE COMMUNICATIONS INC   COM        889542106      671      72,299  SH         SHARED-OTHER    1, 2           72,299
 TOTAL                                                 6,867     913,652                                           913,652